CONDENSED CONSOLIDATED INCOME STATEMENTS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans, including fees	$ 66,963	$ 64,907	$ 67,571
Securities	7,014	7,936	8,652
Federal funds sold interest	132	354	207
Interest And Other Income	13	24	36
Total interest income	74,122	73,221	76,466
Interest expense:
Deposits	5,654	8,843	12,113
Borrowings	92	0	207
Junior subordinated debentures	2,773	2,905	3,005
Total interest expense	8,519	11,748	15,325
Net interest income	65,603	61,473	61,141
Provision for loan losses	4,300	3,775	6,150
Net interest income after provision for loan losses	61,303	57,698	54,991
Other income:
Service charges on deposit accounts	11,713	10,972	10,725
Trust and investment services income	12,916	12,445	10,984
Brokerage and investment subadisory services income	2,819	280	86
Net gain on sale of mortgage loans	3,959	2,126	2,366
Loan servicing income, net	876	928	877
Loan-related fees	431	267	351
(Loss) on calls of securities, net	(118)	(191)	(170)
Other operating income	2,527	1,981	1,502
Total other income	35,123	28,808	26,721
Operating expenses:
Salaries and employee benefits	38,407	35,019	30,526
Occupancy, net	8,142	7,530	6,805
Technology and data processing	5,309	4,480	3,881
Professional and other services	3,812	4,751	3,297
Marketing and public relations	3,077	2,829	2,515
Office supplies, printing and postage	1,665	1,556	1,470
Intangible amortization	1,504	1,187	995
Other real estate operations	854	1,049	1,297
FDIC insurance	1,186	1,405	2,152
Other operating expenses	5,419	4,597	4,913
Total operating expenses	69,375	64,403	57,851
Income before income taxes	27,051	22,103	23,861
Income taxes	8,434	6,178	6,205
Net income before noncontrolling interests	18,617	15,925	17,656
Net (loss) attributable to noncontrolling interests	(220)	(387)	0
Canandaigua National Corporation net income	$ 18,837	$ 16,312	$ 17,656
Basic earnings per share	$ 9.98	$ 8.64	$ 9.35
Diluted earnings per share	$ 9.76	$ 8.48	$ 9.20